Note 1 - Business and Organization (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,060,076)	$ (1,644,393)	$ (8,074,335)	$ (5,077,030)
Net Cash Provided by (Used in) Operating Activities	(1,176,252)
Working Capital	713,172		861,929
Assets, Current	1,409,971		2,016,682	1,891,147
Retained Earnings (Accumulated Deficit)	(93,912,246)		(91,915,426)	(84,075,695)
Cash and Cash Equivalents, at Carrying Value	1,175,525	1,022,290	1,910,153	1,763,114	$ 154,460
Revenues	46,017		281,106
Cash and Cash Equivalents, Period Increase (Decrease)	(734,628)	$ (740,824)	$ 147,039	$ 1,608,654
Long-term Debt, Gross	5,760,668
Convertible Debt	5,430,668
Accounts Payable and Accrued Liabilities	$ 236,699